Vanguard U.S. Multifactor Fund

Schedule of Investments (unaudited)
As of August 31, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission
(SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

		Market
		Value
	Shares	($000)
Common Stocks (98.5%)
Consumer Discretionary (17.0%)
Target Corp.	1,945	294
eBay Inc.	4,116	225
Walmart Inc.	1,442	200
Lowe's Cos. Inc.	1,212	200
* Amazon.com Inc.	43	148
Home Depot Inc.	456	130
* Lululemon Athletica Inc.	285	107
Acushnet Holdings Corp.	2,804	99
* NVR Inc.	23	96
Williams-Sonoma Inc.	1,011	89
Dollar General Corp.	421	85
Best Buy Co. Inc.	760	84
* Deckers Outdoor Corp.	412	84
PulteGroup Inc.	1,747	78
Whirlpool Corp.	422	75
* 1-800-Flowers.com Inc. Class A	2,502	75
Johnson Outdoors Inc. Class A	784	67
Rent-A-Center Inc.	2,166	66
Sonic Automotive Inc. Class A	1,427	60
Fortune Brands Home & Security Inc.	710	60
Aaron's Inc.	1,061	59
Costco Wholesale Corp.	162	56
Gentex Corp.	2,058	56
Cooper Tire & Rubber Co.	1,594	55
* Discovery Inc. Class A	2,358	52
* Perdoceo Education Corp.	3,602	52
Lear Corp.	453	52
* Meritage Homes Corp.	512	49
Garmin Ltd.	469	49
Lithia Motors Inc. Class A	191	48
Standard Motor Products Inc.	1,037	47
* Murphy USA Inc.	345	47
Group 1 Automotive Inc.	537	46
KB Home	1,261	45
* Universal Electronics Inc.	1,078	44
* Hibbett Sports Inc.	1,297	43
Ralph Lauren Corp. Class A	617	42
* BJ's Wholesale Club Holdings Inc.	940	42
* Malibu Boats Inc. Class A	802	42
* AutoNation Inc.	692	39
* Gentherm Inc.	825	37
* Sportsman's Warehouse Holdings Inc.	2,369	37
* MarineMax Inc.	1,263	37
* Stamps.com Inc.	144	36
ODP Corp.	1,489	35

* Sleep Number Corp.	713	34
Big Lots Inc.	720	34
* American Public Education Inc.	1,048	33
* CarParts.com Inc.	2,285	32
Hanesbrands Inc.	2,053	31
Buckle Inc.	1,659	31
* Lakeland Industries Inc.	1,501	31
Shoe Carnival Inc.	888	29
* Asbury Automotive Group Inc.	275	29
* LKQ Corp.	910	29
BorgWarner Inc.	703	29
Strategic Education Inc.	278	29
* Zumiez Inc.	1,019	26
Autoliv Inc.	330	26
* Skechers USA Inc. Class A	864	26
Advance Auto Parts Inc.	164	26
Newell Brands Inc.	1,558	25
Tractor Supply Co.	162	24
* TRI Pointe Group Inc.	1,345	23
* Purple Innovation Inc. Class A	1,173	22
New York Times Co. Class A	511	22
* MasterCraft Boat Holdings Inc.	1,053	22
* Mohawk Industries Inc.	236	22
Thor Industries Inc.	223	21
* WW International Inc.	864	20
Children's Place Inc.	937	19
John Wiley & Sons Inc. Class A	590	19
* Central Garden & Pet Co. Class A	480	18
Polaris Inc.	164	17
Dana Inc.	1,126	16
Ethan Allen Interiors Inc.	1,086	15
* American Woodmark Corp.	176	15
* Altice USA Inc. Class A	494	14
Kontoor Brands Inc.	596	13
PriceSmart Inc.	190	12
National CineMedia Inc.	3,427	12
* MSG Networks Inc.	1,235	12
* Rh	33	11
* Dorman Products Inc.	128	11
Haverty Furniture Cos. Inc.	509	11
Interface Inc. Class A	1,200	9
* Qurate Retail Group Inc. QVC Group Class A	623	7
Steven Madden Ltd.	312	7
* Sally Beauty Holdings Inc.	566	6
* Adtalem Global Education Inc.	189	6
Meredith Corp.	399	6
Core-Mark Holding Co. Inc.	151	5
		4,406
Consumer Staples (7.1%)
CVS Health Corp.	1,973	123
Philip Morris International Inc.	1,465	117
General Mills Inc.	1,563	100
Kraft Heinz Co.	2,706	95
Weis Markets Inc.	1,751	86
John B Sanfilippo & Son Inc.	1,070	85
* Monster Beverage Corp.	977	82
Hershey Co.	526	78

Kimberly-Clark Corp.	491	78
Ingles Markets Inc. Class A	1,861	75
Coca-Cola European Partners plc	1,699	70
McKesson Corp.	445	68
Tootsie Roll Industries Inc.	2,070	66
Kroger Co.	1,771	63
Procter & Gamble Co.	428	59
Casey's General Stores Inc.	332	59
* Helen of Troy Ltd.	253	52
Hormel Foods Corp.	831	42
* Boston Beer Co. Inc. Class A	46	41
WD-40 Co.	197	40
Flowers Foods Inc.	1,466	36
Vector Group Ltd.	3,335	34
SpartanNash Co.	1,575	32
Fresh Del Monte Produce Inc.	1,304	30
Lancaster Colony Corp.	169	30
* Herbalife Nutrition Ltd.	542	27
Campbell Soup Co.	479	25
Clorox Co.	111	25
Kellogg Co.	329	23
Ingredion Inc.	245	20
* Hain Celestial Group Inc.	549	18
* Edgewell Personal Care Co.	591	17
* Sprouts Farmers Market Inc.	725	17
* Darling Ingredients Inc.	283	9
* National Beverage Corp.	84	7
Conagra Brands Inc.	141	5
B&G Foods Inc.	171	5
		1,839
Energy (1.7%)
* SolarEdge Technologies Inc.	261	58
Arcosa Inc.	1,126	52
World Fuel Services Corp.	1,614	43
* Renewable Energy Group Inc.	1,265	42
Solaris Oilfield Infrastructure Inc. Class A	5,063	39
* CNX Resources Corp.	3,578	39
Warrior Met Coal Inc.	2,499	39
* Bonanza Creek Energy Inc.	1,887	38
Cabot Oil & Gas Corp.	1,960	37
Brigham Minerals Inc. Class A	1,132	13
Arch Coal Inc. Class A	344	13
* Clean Energy Fuels Corp.	3,644	10
Cactus Inc.	388	9
Valvoline Inc.	306	6
* Green Plains Inc.	328	4
		442
Financial Services (16.5%)
S&P Global Inc.	649	238
Moody's Corp.	719	212
Aon plc Class A	785	157
JPMorgan Chase & Co.	1,519	152
Morgan Stanley	2,778	145
Bank of America Corp.	4,787	123
Primerica Inc.	948	118
Allstate Corp.	1,136	106

Bank of New York Mellon Corp.	2,701	100
Ameriprise Financial Inc.	519	81
Hanover Insurance Group Inc.	701	72
Goldman Sachs Group Inc.	341	70
Nelnet Inc. Class A	1,054	69
NBT Bancorp Inc.	2,182	67
Commerce Bancshares Inc.	1,008	60
Flagstar Bancorp Inc.	1,909	60
International Bancshares Corp.	1,814	57
Hilltop Holdings Inc.	2,758	57
Zions Bancorp NA	1,738	56
MarketAxess Holdings Inc.	112	54
First Citizens BancShares Inc. Class A	137	54
M&T Bank Corp.	510	53
Park National Corp.	583	52
CNO Financial Group Inc.	3,061	50
HomeStreet Inc.	1,821	50
Voya Financial Inc.	958	50
HCI Group Inc.	886	48
T. Rowe Price Group Inc.	348	48
Federated Hermes Inc. Class B	2,007	48
Trustmark Corp.	2,035	48
Radian Group Inc.	2,931	45
Regions Financial Corp.	3,709	43
Stifel Financial Corp.	840	43
Equitable Holdings Inc.	1,938	41
Globe Life Inc.	472	39
Western Alliance Bancorp	1,094	39
Northern Trust Corp.	449	37
Tompkins Financial Corp.	549	36
Popular Inc.	914	34
Jack Henry & Associates Inc.	202	33
Brookfield Property REIT Inc. Class A	2,759	32
Boston Private Financial Holdings Inc.	5,297	31
Federal Agricultural Mortgage Corp. Class C	461	31
Home BancShares Inc.	1,919	31
Fulton Financial Corp.	3,152	31
BancFirst Corp.	696	31
Visa Inc. Class A	143	30
Hope Bancorp Inc.	3,542	30
Bryn Mawr Bank Corp.	1,093	30
Meridian Bancorp Inc.	2,534	30
Allegiance Bancshares Inc.	1,156	29
Comerica Inc.	704	28
City Holding Co.	430	28
Employers Holdings Inc.	840	27
Washington Federal Inc.	1,157	27
Renasant Corp.	1,053	27
Great Western Bancorp Inc.	1,910	27
Eaton Vance Corp.	596	24
SLM Corp.	3,120	24
Lakeland Bancorp Inc.	2,217	24
Citigroup Inc.	457	23
AMERISAFE Inc.	347	23
Enterprise Financial Services Corp.	771	23
Universal Insurance Holdings Inc.	1,177	22
Lakeland Financial Corp.	467	21

TrustCo Bank Corp. NY	3,566	21
Lazard Ltd. Class A	667	21
Cohen & Steers Inc.	341	21
Walker & Dunlop Inc.	373	20
BankUnited Inc.	865	20
Artisan Partners Asset Management Inc. Class A	500	19
Old National Bancorp	1,380	19
GEO Group Inc.	1,635	18
* St. Joe Co.	779	18
Iron Mountain Inc.	585	18
* Triumph Bancorp Inc.	616	18
First Bancorp	856	18
ServisFirst Bancshares Inc.	465	17
Credicorp Ltd.	130	17
Evercore Inc. Class A	269	17
Southside Bancshares Inc.	584	16
Heritage Financial Corp.	790	16
CVB Financial Corp.	860	16
First Hawaiian Inc.	935	15
Assured Guaranty Ltd.	700	15
Horace Mann Educators Corp.	384	15
Diamond Hill Investment Group Inc.	121	15
Columbia Banking System Inc.	532	15
Citizens Financial Group Inc.	548	14
CoreCivic Inc.	1,481	14
Atlantic Union Bankshares Corp.	587	14
Investors Bancorp Inc.	1,753	14
Essent Group Ltd.	349	12
* Credit Acceptance Corp.	31	12
Raymond James Financial Inc.	157	12
PennyMac Financial Services Inc.	219	12
Bank of Hawaii Corp.	207	11
Bank of NT Butterfield & Son Ltd.	430	11
KeyCorp	871	11
Central Pacific Financial Corp.	662	10
Cathay General Bancorp	410	10
First Foundation Inc.	658	10
FirstCash Inc.	161	10
Affiliated Managers Group Inc.	138	9
First Busey Corp.	460	8
WSFS Financial Corp.	274	8
Waddell & Reed Financial Inc. Class A	501	8
Virtu Financial Inc. Class A	283	7
Synovus Financial Corp.	306	7
Unum Group	292	5
Ameris Bancorp	211	5
		4,268
Health Care (13.9%)
* Biogen Inc.	741	213
Humana Inc.	499	207
AbbVie Inc.	1,965	188
Johnson & Johnson	1,180	181
HCA Healthcare Inc.	1,132	154
UnitedHealth Group Inc.	485	152
* Regeneron Pharmaceuticals Inc.	244	151
* Vertex Pharmaceuticals Inc.	490	137
Cigna Corp.	750	133

Anthem Inc.	453	127
Merck & Co. Inc.	1,345	115
Eli Lilly and Co.	767	114
* Centene Corp.	1,712	105
* Medpace Holdings Inc.	698	91
* DaVita Inc.	840	73
Gilead Sciences Inc.	1,022	68
Bristol-Myers Squibb Co.	1,045	65
* United Therapeutics Corp.	593	63
* Molina Healthcare Inc.	334	62
Chemed Corp.	117	60
AmerisourceBergen Corp. Class A	534	52
* Masimo Corp.	223	50
* Jazz Pharmaceuticals plc	357	48
* LHC Group Inc.	224	47
* Corcept Therapeutics Inc.	3,580	45
Patterson Cos. Inc.	1,486	43
* Emergent BioSolutions Inc.	371	42
* Henry Schein Inc.	612	41
* Amneal Pharmaceuticals Inc.	8,928	37
Cardinal Health Inc.	722	37
* Providence Service Corp.	378	35
* Catalyst Pharmaceuticals Inc.	10,662	35
Cerner Corp.	473	35
* Exelixis Inc.	1,561	35
* Amedisys Inc.	142	34
* Quidel Corp.	180	32
* BioSpecifics Technologies Corp.	483	31
Pfizer Inc.	791	30
Computer Programs and Systems Inc.	1,054	29
* OraSure Technologies Inc.	2,369	28
West Pharmaceutical Services Inc.	96	27
Abbott Laboratories	247	27
* Meridian Bioscience Inc.	1,798	25
* Globus Medical Inc.	435	25
Quest Diagnostics Inc.	185	21
* Bio-Rad Laboratories Inc. Class A	40	20
* Alexion Pharmaceuticals Inc.	177	20
* Innoviva Inc.	1,560	18
* Tenet Healthcare Corp.	568	16
Healthcare Services Group Inc.	687	14
Phibro Animal Health Corp. Class A	629	13
* Prestige Consumer Healthcare Inc.	369	13
* Natus Medical Inc.	687	12
National Research Corp.	204	11
* Addus HomeCare Corp.	113	11
Perrigo Co. plc	188	10
* Triple-S Management Corp. Class B	488	9
* Repro-Med Systems Inc.	1,032	9
ResMed Inc.	48	9
Luminex Corp.	320	9
* Mylan NV	502	8
Hill-Rom Holdings Inc.	84	8
* HealthStream Inc.	365	8
* STAAR Surgical Co.	139	7
* Supernus Pharmaceuticals Inc.	230	5
		3,580

Materials & Processing (7.9%)
Newmont Corp.	2,178	146
* TopBuild Corp.	639	98
UFP Industries Inc.	1,477	88
Linde plc	296	74
Air Products & Chemicals Inc.	246	72
* Crown Holdings Inc.	850	65
* Trex Co. Inc.	420	63
Reliance Steel & Aluminum Co.	596	62
Commercial Metals Co.	2,470	52
Rexnord Corp.	1,773	51
Simpson Manufacturing Co. Inc.	508	50
Louisiana-Pacific Corp.	1,377	45
Timken Co.	823	45
Owens Corning	649	44
Boise Cascade Co.	954	44
* Gibraltar Industries Inc.	674	42
FMC Corp.	393	42
Materion Corp.	736	40
Stepan Co.	347	40
Masco Corp.	679	40
Silgan Holdings Inc.	1,029	39
Quanex Building Products Corp.	2,298	39
Schweitzer-Mauduit International Inc.	1,221	37
Howmet Aerospace Inc.	2,113	37
* Foundation Building Materials Inc.	2,143	35
* Masonite International Corp.	380	35
Graphic Packaging Holding Co.	2,414	34
Gold Resource Corp.	8,472	34
P H Glatfelter Co.	2,123	32
Acuity Brands Inc.	288	31
CF Industries Holdings Inc.	914	30
Innospec Inc.	386	29
NewMarket Corp.	77	29
Fastenal Co.	556	27
Packaging Corp. of America	264	27
Chase Corp.	264	26
Steel Dynamics Inc.	856	25
Haynes International Inc.	1,308	24
LyondellBasell Industries NV Class A	371	24
AAON Inc.	424	24
Verso Corp.	1,835	24
Apogee Enterprises Inc.	1,006	21
Watsco Inc.	75	18
Myers Industries Inc.	1,162	18
Kronos Worldwide Inc.	1,306	16
* Builders FirstSource Inc.	520	16
RPM International Inc.	180	15
Domtar Corp.	525	15
Sonoco Products Co.	276	15
Avery Dennison Corp.	124	14
Compass Minerals International Inc.	206	12
* Element Solutions Inc.	783	8
Comfort Systems USA Inc.	150	8
Greif Inc. Class A	178	7
GrafTech International Ltd.	906	6
PPG Industries Inc.	49	6

Sherwin-Williams Co.	8	5
		2,045
Producer Durables (15.4%)
Lockheed Martin Corp.	309	121
Eaton Corp. plc	1,080	110
Marten Transport Ltd.	5,029	91
Schneider National Inc. Class B	3,374	91
* Zebra Technologies Corp.	312	89
MSC Industrial Direct Co. Inc. Class A	1,248	82
* FTI Consulting Inc.	691	79
Emerson Electric Co.	1,137	79
Northrop Grumman Corp.	212	73
CSW Industrials Inc.	1,001	72
Cummins Inc.	324	67
* Hub Group Inc. Class A	1,213	65
PACCAR Inc.	747	64
Illinois Tool Works Inc.	322	64
* Keysight Technologies Inc.	626	62
AGCO Corp.	858	61
ManpowerGroup Inc.	780	57
Knight-Swift Transportation Holdings Inc.	1,207	55
Federal Signal Corp.	1,674	54
Encore Wire Corp.	992	51
Snap-on Inc.	334	50
McGrath RentCorp	742	49
Dover Corp.	425	47
Brunswick Corp.	739	46
* Saia Inc.	334	45
Old Dominion Freight Line Inc.	220	44
HNI Corp.	1,379	44
Badger Meter Inc.	703	43
Regal Beloit Corp.	431	43
* TriNet Group Inc.	608	41
* Vectrus Inc.	941	41
ITT Inc.	645	41
Quanta Services Inc.	782	40
Landstar System Inc.	301	40
Ennis Inc.	2,172	40
* Generac Holdings Inc.	206	39
Hubbell Inc. Class B	270	39
* Great Lakes Dredge & Dock Corp.	4,171	39
MSA Safety Inc.	305	38
Astec Industries Inc.	727	38
JB Hunt Transport Services Inc.	271	38
Oshkosh Corp.	492	38
* Dorian LPG Ltd.	4,471	38
* Construction Partners Inc. Class A	1,978	37
Triton International Ltd.	1,023	37
Watts Water Technologies Inc. Class A	380	36
Werner Enterprises Inc.	789	36
Kansas City Southern	195	35
* MYR Group Inc.	896	35
Kforce Inc.	1,003	34
WW Grainger Inc.	94	34
Xerox Holdings Corp.	1,813	34
DHT Holdings Inc.	6,340	34
Resources Connection Inc.	2,727	34

	Argan Inc.	782	33
	Columbus McKinnon Corp.	875	32
	CoreLogic Inc.	473	31
	Shyft Group Inc.	1,545	31
	Rush Enterprises Inc. Class A	636	31
	Franklin Electric Co. Inc.	516	31
*	Atkore International Group Inc.	1,127	30
	UniFirst Corp.	155	30
*,1 API Group Corp.		1,965	28
*	Aegion Corp. Class A	1,699	27
	ACCO Brands Corp.	4,200	27
*	WESCO International Inc.	570	27
	Rockwell Automation Inc.	115	27
	Hackett Group Inc.	2,074	26
	ESCO Technologies Inc.	286	26
*	Aerojet Rocketdyne Holdings Inc.	616	25
*	XPO Logistics Inc.	284	25
	Kadant Inc.	215	25
*	Sykes Enterprises Inc.	753	25
*	Vicor Corp.	285	25
*	Echo Global Logistics Inc.	895	24
	Kennametal Inc.	817	24
	Huntington Ingalls Industries Inc.	149	23
*	United Rentals Inc.	127	22
	Brady Corp. Class A	462	22
	ADT Inc.	2,004	21
	Kelly Services Inc. Class A	1,085	21
*	Proto Labs Inc.	134	20
*	Copart Inc.	183	19
	Johnson Controls International plc	463	19
	Primoris Services Corp.	950	18
*	FARO Technologies Inc.	312	18
	Herman Miller Inc.	702	17
	International Seaways Inc.	963	16
	Exponent Inc.	203	16
*	SPX Corp.	386	16
	ABM Industries Inc.	403	15
*	ASGN Inc.	214	15
	Heartland Express Inc.	741	15
	Caterpillar Inc.	107	15
*	MasTec Inc.	326	15
*	TrueBlue Inc.	869	15
	EMCOR Group Inc.	195	15
	Valmont Industries Inc.	115	15
	Barrett Business Services Inc.	251	14
	Robert Half International Inc.	266	14
	Jacobs Engineering Group Inc.	156	14
	Costamare Inc.	2,586	13
	Allison Transmission Holdings Inc.	358	13
*	Cimpress plc	135	13
	Powell Industries Inc.	444	12
	Albany International Corp. Class A	229	12
	Steelcase Inc. Class A	971	10
	AAR Corp.	458	9
*	Manitowoc Co. Inc.	905	9
	Crane Co.	124	7
	MAXIMUS Inc.	76	6

* SPX FLOW Inc.	114	5
Pitney Bowes Inc.	829	5
		3,988
Technology (17.6%)
Apple Inc.	2,268	293
Microsoft Corp.	987	223
Applied Materials Inc.	3,579	220
* Facebook Inc. Class A	707	207
* Micron Technology Inc.	3,646	166
* Advanced Micro Devices Inc.	1,811	164
Intel Corp.	3,057	156
Lam Research Corp.	462	155
Activision Blizzard Inc.	1,722	144
* Alphabet Inc. Class A	79	129
NVIDIA Corp.	236	126
* Yandex NV Class A	1,649	112
* Electronic Arts Inc.	799	111
Cisco Systems Inc.	2,414	102
* Qorvo Inc.	729	93
Teradyne Inc.	1,086	92
* Adobe Inc.	160	82
Texas Instruments Inc.	534	76
PC Connection Inc.	1,617	72
* Cirrus Logic Inc.	1,157	70
* Diodes Inc.	1,304	64
SYNNEX Corp.	494	63
Seagate Technology plc	1,252	60
Cognizant Technology Solutions Corp. Class A	850	57
Skyworks Solutions Inc.	377	55
* Lumentum Holdings Inc.	632	54
* Synaptics Inc.	632	54
KLA Corp.	254	52
Jabil Inc.	1,428	49
* Check Point Software Technologies Ltd.	372	47
* Lattice Semiconductor Corp.	1,579	45
* Ciena Corp.	795	45
NortonLifeLock Inc.	1,763	41
* Fortinet Inc.	310	41
Vishay Intertechnology Inc.	2,536	41
* Flex Ltd.	3,726	40
Simulations Plus Inc.	629	37
HP Inc.	1,820	36
* Qualys Inc.	331	35
* Super Micro Computer Inc.	1,278	35
* Take-Two Interactive Software Inc.	200	34
* TechTarget Inc.	839	33
* Fabrinet	457	32
* Photronics Inc.	3,171	32
* FormFactor Inc.	1,207	31
Citrix Systems Inc.	206	30
NIC Inc.	1,382	30
* NETGEAR Inc.	870	29
* Glu Mobile Inc.	3,500	28
Avnet Inc.	1,008	28
* SPS Commerce Inc.	340	27
* NetScout Systems Inc.	1,173	27
* Nuance Communications Inc.	858	26

Monolithic Power Systems Inc.		94	25
* Turtle Beach Corp.		1,256	25
* ePlus Inc.		279	21
* Sanmina Corp.		735	21
Methode Electronics Inc.		734	21
MKS Instruments Inc.		170	20
* CACI International Inc. Class A		85	20
Leidos Holdings Inc.		216	20
* Plexus Corp.		250	19
* Manhattan Associates Inc.		192	19
* Cadence Design Systems Inc.		168	19
* Calix Inc.		831	16
Power Integrations Inc.		288	16
* Rambus Inc.		1,178	16
* IPG Photonics Corp.		94	15
Shutterstock Inc.		302	15
* Axcelis Technologies Inc.		630	15
* DSP Group Inc.		1,035	15
* Perficient Inc.		319	14
* Mitek Systems Inc.		1,073	14
* Paycom Software Inc.		42	13
* Unisys Corp.		863	10
* Zynga Inc. Class A		994	9
* A10 Networks Inc.		984	8
* OneSpan Inc.		326	7
National Instruments Corp.		189	7
Western Digital Corp.		149	6
			4,557
Utilities (1.4%)
AT&T Inc.		4,549	136
Verizon Communications Inc.		1,758	104
Dominion Energy Inc.		430	34
CenturyLink Inc.		2,826	30
* WideOpenWest Inc.		4,772	27
Cogent Communications Holdings Inc.		254	17
* Evoqua Water Technologies Corp.		428	9
			357
Total Common Stocks (Cost $22,984)			25,482
	Coupon
Temporary Cash Investment (1.3%)
Money Market Fund (1.3%)
2 Vanguard Market Liquidity Fund (Cost $322)	0.147%	3,225	322
Total Investments (99.8%) (Cost $23,306)			25,804
Other Assets and Liabilities -Net (0.2%)			58
Net Assets (100%)			25,862
Cost is in $000.

* Non-income-producing security.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2020, the value of this security represented 0.1% of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
REIT—Real Estate Investment Trust.

U.S. Multifactor Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)
Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
Micro E-mini S&P 500 Index	September 2020	22	385	17

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4
p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Various inputs may be used to determine the value of the fund's investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the
Schedule of Investments.

At August 31, 2020, 100% of the market value of the fund's investments and derivatives was determined based on
Level 1 inputs.